20) Derivative financial instruments (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Instruments Details Text [Abstract]
Accounting cash flow hedges to protect DI-indexed funding	R$ 128,431,775	R$ 76,405,734
Accounting cash flow hedges to protect DI-indexed investments	12,942,667	21,015,183
Investments abroad totaling the amount	29,678,043	64,376,717
Contemplation of capital reduction	59,546,684
Gains/(losses) related to the cash flow hedge, which we expect to recognize in the income statement	(75,173)
Gains/(losses) related to the hedge of investments abroad, which we expect to recognize in the result	307
Gains/(losses) related to the hedge of investments abroad recorded in income accounts in the year	R$ (12,697)	R$ (15,750)